UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund
The fund's portfolio
1/31/09 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value

Advertising and marketing services (0.2%)
ValueClick, Inc. (NON)	84,737	$529,606
		529,606

Aerospace and defense (0.9%)
Alliant Techsystems, Inc. (NON)	10,744	868,223
Cubic Corp.	25,541	693,694
Teledyne Technologies, Inc. (NON)	17,351	483,572
		2,045,489

Automotive (0.2%)
BorgWarner, Inc.	31,263	527,719
		527,719

Banking (4.7%)
Bank of Hawaii Corp.	1,181	42,362
Cardinal Financial Corp.	4,845	26,890
City Bank	27,741	87,384
City Holding Co.	15,599	401,050
City National Corp.	29,218	1,011,235
Commerce Bancshares, Inc.	12,427	434,324
Cullen/Frost Bankers, Inc.	12,474	545,987
First Citizens BancShares, Inc. Class A	5,135	718,181
Imperial Capital Bancorp, Inc.	2,070	1,904
Independent Bank Corp.	17,028	315,699
International Bancshares Corp.	38,212	696,223
PacWest Bancorp	46,649	788,835
PNC Financial Services Group	8,902	289,493
Seacoast Banking Corp. of Florida	52,759	242,164
Smithtown Bancorp, Inc.	22,088	304,373
SVB Financial Group (NON)	75,677	1,571,811
UCBH Holdings, Inc.	181,798	423,589
Webster Financial Corp.	57,590	240,726
Whitney Holding Corp.	92,713	1,204,342
Wilmington Trust Corp.	98,468	1,348,027
		10,694,599

Beverage (0.1%)
Coca-Cola Bottling Company Consolidated	3,270	146,987
		146,987

Biotechnology (2.3%)
Cubist Pharmaceuticals, Inc. (NON)	42,361	906,949
eResearch Technology, Inc. (NON)	64,787	375,117
Life Technologies Corp. (NON)	132,215	3,366,194
Quidel Corp. (NON)	51,398	632,195
		5,280,455

Broadcasting (0.1%)
Sinclair Broadcast Group, Inc. Class A	64,547	119,412
		119,412

Building materials (1.2%)
AAON, Inc.	26,864	486,776
Apogee Enterprises, Inc.	43,999	450,990
Lennox International, Inc.	66,641	1,873,279
		2,811,045

Chemicals (4.3%)
Ashland, Inc.	26,019	208,672
Balchem Corp.	17,943	400,667
CF Industries Holdings, Inc.	13,305	625,335
Compass Minerals International, Inc.	15,851	953,755
Cytec Industries, Inc.	28,388	580,251
Eastman Chemical Co.	23,619	612,913
FMC Corp.	38,003	1,695,694
International Flavors & Fragrances, Inc.	41,562	1,189,504
Lubrizol Corp. (The)	33,302	1,136,264
Olin Corp.	66,002	927,328
OM Group, Inc. (NON)	27,279	528,667
Spartech Corp.	45,821	145,253
Valspar Corp.	63,254	1,097,457
		10,101,760

Coal (0.3%)
Foundation Coal Holdings, Inc.	47,745	774,424
		774,424

Commercial and consumer services (2.6%)

Alliance Data Systems Corp. (NON)	29,359	1,221,041
Bowne & Co., Inc.	46,675	130,690
Brink's Home Security Holdings, Inc. (NON)	26,726	611,224
Chemed Corp.	25,823	1,036,277
Deluxe Corp.	39,046	450,200
Dun & Bradstreet Corp. (The)	14,028	1,066,128
EZCORP, Inc. Class A (NON)	85,082	1,154,563
Global Cash Access, Inc. (NON)	143,328	388,419
Pre-Paid Legal Services, Inc. (NON)	4,124	138,649
		6,197,191

Communications equipment (0.8%)
F5 Networks, Inc. (NON)	80,528	1,785,306
		1,785,306

Computers (4.5%)
ANSYS, Inc. (NON)	58,235	1,447,722
Blackbaud, Inc.	91,993	1,023,882
Brocade Communications Systems, Inc. (NON)	465,208	1,772,442
Cogent, Inc. (NON)	28,784	335,046
Emulex Corp. (NON)	173,860	992,741
Jack Henry & Associates, Inc.	70,778	1,259,848
Logitech International SA (Switzerland) (NON)	68,251	654,527
Logitech International SA (Switzerland) (VIRT -
Exchange) (NON)	13,023	126,064
Micros Systems, Inc. (NON)	57,230	824,112
MTS Systems Corp.	27,902	730,753
Polycom, Inc. (NON)	75,627	1,062,559
SPSS, Inc. (NON)	16,789	431,142
		10,660,838

Conglomerates (0.7%)
AMETEK, Inc.	48,360	1,545,586
		1,545,586

Construction (1.0%)
Chicago Bridge & Iron Co., NV (Netherlands)	63,239	712,071
Perini Corp. (NON)	82,554	1,721,251
		2,433,322

Consumer (1.4%)
CSS Industries, Inc.	25,277	383,452
Helen of Troy, Ltd. (Bermuda) (NON)	79,516	832,533
Hooker Furniture Corp.	22,834	184,499
Scotts Miracle-Gro Co. (The) Class A	57,524	1,853,423
		3,253,907

Consumer goods (0.8%)
Blyth Industries, Inc.	47,314	161,341
Church & Dwight Co., Inc.	32,663	1,738,651
		1,899,992

Consumer services (1.1%)
Brink's Co. (The)	26,726	706,368
TrueBlue, Inc. (NON)	227,654	1,935,059
		2,641,427

Electric utilities (1.8%)
Alliant Energy Corp.	27,672	797,784
Avista Corp.	49,298	938,634
Northwestern Corp.	42,154	1,020,548
UniSource Energy Corp.	52,721	1,488,841
		4,245,807

Electrical equipment (0.6%)
Hubbell, Inc. Class B	42,915	1,330,365
		1,330,365

Electronics (2.1%)
International Rectifier Corp. (NON)	37,400	509,388
Intersil Corp. Class A	101,607	945,961
QLogic Corp. (NON)	115,142	1,303,407
Semtech Corp. (NON)	80,439	945,158
Synopsys, Inc. (NON)	67,031	1,240,074
		4,943,988

Energy (oil field) (1.1%)
Basic Energy Services, Inc. (NON)	61,481	590,218
Core Laboratories NV (Netherlands)	8,731	586,636
Dresser-Rand Group, Inc. (NON)	52,052	1,013,973
ION Geophysical Corp. (NON)	88,807	133,211
Key Energy Services, Inc. (NON)	103,558	353,133
		2,677,171

Financial (0.1%)
Advanta Corp. Class B	9,644	7,522

MGIC Investment Corp.	80,801	223,011
		230,533

Forest products and packaging (1.1%)
Packaging Corp. of America	47,251	670,964
Sealed Air Corp.	74,514	1,009,665
Sonoco Products Co.	40,248	922,887
		2,603,516

Health-care services (4.3%)
AMERIGROUP Corp. (NON)	65,772	1,839,643
IMS Health, Inc.	48,745	707,777
Lincare Holdings, Inc. (NON)	127,460	3,065,413
Medcath Corp. (NON)	27,257	171,447
Molina Healthcare, Inc. (NON)	48,745	854,987
Omega Healthcare Investors, Inc. (R)	98,142	1,435,817
Warner Chilcott, Ltd. Class A (Bermuda) (NON)	152,787	2,100,821
		10,175,905

Homebuilding (0.5%)
NVR, Inc. (NON)	2,969	1,265,061
		1,265,061

Household furniture and appliances (0.1%)
American Woodmark Corp.	16,051	241,568
Select Comfort Corp. (NON)	238,495	73,933
		315,501

Insurance (7.2%)
American Financial Group, Inc.	42,983	729,851
American Physicians Capital, Inc.	9,613	408,745
Amerisafe, Inc. (NON)	17,296	323,954
Aspen Insurance Holdings, Ltd. (Bermuda)	30,375	671,288
CNA Surety Corp. (NON)	47,464	785,529
Delphi Financial Group Class A	49,125	745,226
Employers Holdings, Inc.	1,545	20,919
Endurance Specialty Holdings, Ltd. (Bermuda)	40,879	1,114,362
Fidelity National Title Group, Inc. Class A	10,521	153,817
Hanover Insurance Group, Inc. (The)	30,901	1,249,018
Harleysville Group, Inc.	15,335	436,127
HCC Insurance Holdings, Inc.	41,907	981,043
IPC Holdings, Ltd. (Bermuda)	33,029	847,524
Mercury General Corp.	1,175	45,520
Odyssey Re Holdings Corp.	14,582	686,083
Phoenix Companies, Inc. (The)	22,773	39,853
Platinum Underwriters Holdings, Ltd. (Bermuda)	1,897	52,756
RenaissanceRe Holdings, Ltd. (Bermuda)	25,537	1,141,249
Safety Insurance Group, Inc.	42,245	1,479,420
SeaBright Insurance Holdings, Inc. (NON)	48,045	498,227
Selective Insurance Group	80,273	1,232,191
Stancorp Financial Group	35,522	917,178
State Auto Financial Corp.	3,409	75,339
W.R. Berkley Corp.	42,689	1,130,405
Willis Group Holdings, Ltd. (United Kingdom)	1,332	32,980
Zenith National Insurance Corp.	36,810	1,032,152
		16,830,756

Investment banking/Brokerage (2.8%)
Affiliated Managers Group (NON)	29,349	1,179,536
Eaton Vance Corp.	121,042	2,316,744
FBR Capital Markets Corp. (NON)	96,357	331,468
Federated Investors, Inc.	33,713	658,078
Investment Technology Group, Inc. (NON)	4,176	90,536
Janus Capital Group, Inc.	4,707	24,712
Jefferies Group, Inc.	47,106	543,603
Raymond James Financial, Inc.	2,542	47,052
SEI Investments Co.	52,100	660,107
Virtus Investment Partners, Inc. (NON)	1,138	6,896
Waddell & Reed Financial, Inc. Class A	51,822	731,727
		6,590,459

Machinery (1.6%)
AGCO Corp. (NON)	21,319	453,668
Applied Industrial Technologies, Inc.	83,906	1,324,876
Gardner Denver, Inc. (NON)	20,934	455,733
Manitowoc Co., Inc. (The)	129,068	709,874
Regal-Beloit Corp.	22,996	780,944
		3,725,095

Manufacturing (0.6%)
EnPro Industries, Inc. (NON)	40,685	744,536
Roper Industries, Inc.	18,250	750,805
		1,495,341

Medical technology (1.0%)
Conmed Corp. (NON)	23,272	364,207
Edwards Lifesciences Corp. (NON)	23,722	1,363,778

Invacare Corp.	30,879	588,554
		2,316,539

Metals (0.8%)
Carpenter Technology Corp.	31,910	526,515
Century Aluminum Co. (NON)	121,502	431,332
Reliance Steel & Aluminum Co.	36,620	810,401
		1,768,248

Natural gas utilities (3.2%)
AGL Resources, Inc.	29,202	900,298
Atmos Energy Corp.	40,546	995,404
Energen Corp.	26,795	782,682
National Fuel Gas Co.	23,726	710,831
Southwest Gas Corp.	35,762	921,229
UGI Corp.	40,685	1,032,178
WGL Holdings, Inc.	67,587	2,169,543
		7,512,165

Office equipment and supplies (0.3%)
Ennis Inc.	37,085	414,981
Steelcase, Inc.	69,649	300,884
		715,865

Oil and gas (4.4%)
Berry Petroleum Co. Class A	44,405	326,821
Cabot Oil & Gas Corp. Class A	47,414	1,303,411
Comstock Resources, Inc. (NON)	35,415	1,350,374
Encore Acquisition Co. (NON)	39,770	1,080,949
Forest Oil Corp. (NON)	36,547	548,205
Frontier Oil Corp.	44,999	642,586
Helmerich & Payne, Inc.	36,194	812,917
Petroleum Development Corp. (NON)	28,445	490,676
Swift Energy Co. (NON)	35,916	550,233
Tesoro Corp.	61,291	1,056,044
Unit Corp. (NON)	37,751	941,510
Vaalco Energy, Inc. (NON)	49,683	373,119
Whiting Petroleum Corp. (NON)	28,114	815,306
		10,292,151

Pharmaceuticals (5.8%)
Biovail Corp. (Canada)	155,024	1,694,412
Cephalon, Inc. (NON)	17,028	1,314,221
Emergent Biosolutions, Inc. (NON)	48,291	1,059,022
Endo Pharmaceuticals Holdings, Inc. (NON)	53,244	1,196,393
King Pharmaceuticals, Inc. (NON)	337,683	2,951,349
Medicis Pharmaceutical Corp. Class A	95,743	1,333,700
Watson Pharmaceuticals, Inc. (NON)	145,372	3,965,748
		13,514,845

Publishing (--%)
Lee Enterprises, Inc.	162,232	50,292
		50,292

Railroads (0.6%)
GATX Corp.	62,778	1,512,950
		1,512,950

Real estate (5.3%)
Alexandria Real Estate Equities, Inc. (R)	692	41,063
Annaly Capital Management, Inc. (R)	3,461	52,400
Anworth Mortgage Asset Corp. (R)	8,237	51,069
Apartment Investment & Management Co. Class A (R)	20	178
Ashford Hospitality Trust, Inc. (R)	162,492	230,739
CB Richard Ellis Group, Inc. Class A (NON)	10,674	38,426
CBL & Associates Properties (R)	6,251	25,442
Colonial Properties Trust (R)	6,081	44,695
DiamondRock Hospitality Co. (R)	130,622	535,550
Douglas Emmett, Inc. (R)	4,521	42,045
Entertainment Properties Trust (R)	10,764	243,805
Essex Property Trust, Inc. (R)	1,253	82,761
FelCor Lodging Trust, Inc. (R)	57,350	83,158
First Industrial Realty Trust (R)	3,108	16,908
Hospitality Properties Trust (R)	100,694	1,351,313
Inland Real Estate Corp. (R)	10,348	102,135
Jones Lang LaSalle, Inc.	4,112	97,084
Kimco Realty Corp. (R)	42,322	608,590
Kite Realty Group Trust (R)	21,358	98,888
LaSalle Hotel Properties (R)	55,794	464,764
Lexington Corporate Properties Trust (R)	35,741	158,333
LTC Properties, Inc. (R)	39,357	814,296
Macerich Co. (The) (R)	20,327	299,620
Mack-Cali Realty Corp. (R)	2,784	56,571
MFA Mortgage Investments, Inc. (R)	8,099	46,407
Mid-America Apartment Communities, Inc. (R)	5,455	161,141
National Health Investors, Inc. (R)	83,462	2,174,185
National Retail Properties, Inc. (R)	114,478	1,651,918
Nationwide Health Properties, Inc. (R)	46,162	1,178,516

Pennsylvania Real Estate Investment Trust (R)	8,102	35,892
Ramco-Gershenson Properties (R)	6,532	32,137
Saul Centers, Inc. (R)	957	31,294
SL Green Realty Corp. (R)	3,102	48,732
Tanger Factory Outlet Centers (R)	8,191	248,187
Taubman Centers, Inc. (R)	53,539	1,062,749
Ventas, Inc. (R)	7,323	204,092
		12,415,083

Retail (8.8%)
Abercrombie & Fitch Co. Class A	36,670	654,560
Aeropostale, Inc. (NON)	153,802	3,246,760
AnnTaylor Stores Corp. (NON)	184,542	907,947
Books-A-Million, Inc.	112,278	262,731
Brown Shoe Co., Inc.	38,077	178,581
Buckle, Inc. (The)	22,711	480,338
Cato Corp. (The) Class A	18,885	249,849
Dollar Tree, Inc. (NON)	92,034	3,930,772
Jos. A. Bank Clothiers, Inc. (NON)	19,258	528,825
Nash Finch Co.	25,323	1,089,649
NBTY, Inc. (NON)	84,053	1,586,080
Systemax, Inc.	93,246	944,582
Timberland Co. (The) Class A (NON)	73,555	808,369
Toro Co. (The)	87,411	2,588,240
Wolverine World Wide, Inc.	171,283	3,107,074
		20,564,357

Schools (1.7%)
Career Education Corp. (NON)	184,027	4,011,789
		4,011,789

Semiconductor (1.3%)
Advantest Corp. ADR (Japan)	43,500	586,380
Hittite Microwave Corp. (NON)	22,265	570,429
KLA-Tencor Corp.	28,626	573,665
Lam Research Corp. (NON)	31,672	640,091
Novellus Systems, Inc. (NON)	53,027	731,242
		3,101,807

Shipping (0.8%)
Arkansas Best Corp.	33,167	775,776
General Maritime Corp.	50,415	535,407
Overseas Shipholding Group	14,116	503,941
		1,815,124

Software (3.3%)
Akamai Technologies, Inc. (NON)	104,986	1,415,211
Citrix Systems, Inc. (NON)	56,352	1,185,646
McAfee, Inc. (NON)	45,823	1,397,143
MicroStrategy, Inc. (NON)	20,597	797,104
Red Hat, Inc. (NON)	80,347	1,177,084
TIBCO Software, Inc. (NON)	215,598	1,153,449
Websense, Inc. (NON)	63,314	709,117
		7,834,754

Staffing (0.2%)
Administaff, Inc.	23,549	496,648
CDI Corp.	5,070	54,350
		550,998

Technology (0.2%)
CACI International, Inc. Class A (NON)	11,115	501,842
		501,842

Technology services (2.8%)
Acxiom Corp.	58,287	554,309
CSG Systems International, Inc. (NON)	19,856	287,912
FactSet Research Systems, Inc.	42,708	1,699,778
Fair Isaac Corp.	41,301	524,523
Global Payments, Inc.	43,354	1,504,812
IHS, Inc. Class A (NON)	28,249	1,237,306
LoopNet, Inc. (NON)	54,659	355,284
NIC, Inc.	86,261	460,634
		6,624,558

Telecommunications (2.8%)
ADTRAN, Inc.	61,696	934,694
CenturyTel, Inc.	103,211	2,801,147
NeuStar, Inc. Class A (NON)	93,326	1,271,100
Syniverse Holdings, Inc. (NON)	113,925	1,544,823
		6,551,764

Textiles (0.2%)
Maidenform Brands, Inc. (NON)	39,708	355,387
Perry Ellis International, Inc. (NON)	27,407	105,243
		460,630

Tobacco (0.3%)
Universal Corp.	19,894	608,359
		608,359

Toys (1.4%)
Hasbro, Inc.	123,584	2,982,082
Jakks Pacific, Inc. (NON)	20,613	378,042
		3,360,124

Transportation services (0.4%)
HUB Group, Inc. Class A (NON)	22,319	506,641
Pacer International, Inc.	53,973	464,168
		970,809

Trucks and parts (1.7%)
Autoliv, Inc. (Sweden)	130,743	2,404,364
Superior Industries International, Inc.	47,383	486,623
WABCO Holdings, Inc.	68,600	1,025,570
		3,916,557

Total common stocks (cost $324,271,267)		$230,850,173

SHORT-TERM INVESTMENTS (2.3%)(a)
	Shares	Value

Federated Prime Obligations Fund	5,507,758	$5,507,758

Total short-term investments (cost $5,507,758)		$5,507,758

TOTAL INVESTMENTS

Total investments (cost $329,779,025) (b)		$236,357,931

NOTES

(a) Percentages indicated are based on net assets of $234,611,435.

(b) The aggregate identified cost on a tax basis is $330,341,521, resulting in gross unrealized appreciation and depreciation of $9,735,037 and $103,718,627, respectively, or net unrealized depreciation of $93,983,590.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

ADR American Depository Shares, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At January 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $287,724 for the period ended January 31, 2009. During the period ended January 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $83,546,080 and $101,412,413, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$236,231,867	$--

Level 2	126,064	--

Level 3	--	--

Total	$236,357,931	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

Putnam Mid Cap Value Fund
The fund's portfolio
1/31/09 (Unaudited)

COMMON STOCKS (94.1%)(a)
	Shares	Value

Aerospace and defense (1.7%)
L-3 Communications Holdings, Inc.	98,300	$7,767,666
		7,767,666

Airlines (0.8%)
UAL Corp. (NON)	395,600	3,734,464
		3,734,464

Banking (5.0%)
City National Corp.	117,600	4,070,136
Cullen/Frost Bankers, Inc.	82,500	3,611,025
First Citizens BancShares, Inc. Class A	49,800	6,965,028
TCF Financial Corp.	332,600	4,120,914
UMB Financial Corp.	103,300	4,001,842
		22,768,945

Beverage (0.7%)
Molson Coors Brewing Co. Class B	85,600	3,447,112
		3,447,112

Building materials (1.2%)
Stanley Works (The)	176,400	5,514,264
		5,514,264

Coal (1.3%)
Massey Energy Co.	395,600	6,005,208
		6,005,208

Commercial and consumer services (1.3%)
URS Corp. (NON)	179,200	6,101,760
		6,101,760

Computers (0.5%)
NCR Corp. (NON)	189,300	2,375,715
		2,375,715

Construction (0.4%)
USG Corp. (NON)	251,100	1,634,661
		1,634,661

Consumer goods (4.1%)
Church & Dwight Co., Inc.	96,800	5,152,664
Clorox Co.	78,500	3,936,775
Newell Rubbermaid, Inc.	570,500	4,609,640
Weight Watchers International, Inc.	233,900	5,335,259
		19,034,338

Containers (1.3%)
Owens-Illinois, Inc. (NON)	308,100	5,853,900
		5,853,900

Distribution (0.7%)
Genuine Parts Co.	99,800	3,195,596
		3,195,596

Electric utilities (4.7%)
Edison International	197,500	6,432,575
PG&E Corp.	165,400	6,396,018
Progress Energy, Inc.	113,080	4,378,458
Wisconsin Energy Corp.	100,300	4,471,374
		21,678,425

Electrical equipment (1.0%)
WESCO International, Inc. (NON)	261,500	4,816,830
		4,816,830

Electronics (2.0%)
Avnet, Inc. (NON)	263,400	5,220,588
Micron Technology, Inc. (NON)	1,118,300	4,160,076
		9,380,664

Energy (oil field) (2.1%)
National-Oilwell Varco, Inc. (NON)	173,033	4,574,993
Oceaneering International, Inc. (NON)	149,200	5,141,432
		9,716,425

Engineering and construction (1.5%)

Fluor Corp.	178,200	6,931,980
		6,931,980

Financial (2.7%)
CIT Group, Inc.	1,962,800	5,476,212
Nasdaq OMX Group, Inc. (The) (NON)	318,900	6,958,398
		12,434,610

Gaming and lottery (1.6%)
International Game Technology	308,400	3,269,040
Scientific Games Corp. Class A (NON)	311,100	3,910,527
		7,179,567

Health-care services (7.8%)
AmerisourceBergen Corp.	215,500	7,826,960
Coventry Health Care, Inc. (NON)	165,700	2,507,041
Mednax, Inc. (NON)	289,400	9,715,158
Omnicare, Inc.	558,030	15,602,519
		35,651,678

Insurance (9.3%)
Fidelity National Title Group, Inc. Class A	520,000	7,602,400
Hartford Financial Services Group, Inc. (The)	192,000	2,526,720
HCC Insurance Holdings, Inc.	165,500	3,874,355
Marsh & McLennan Cos., Inc.	300,300	5,804,799
PartnerRe, Ltd. (Bermuda)	62,700	4,108,731
Reinsurance Group of America, Inc. Class A	46,950	1,672,829
W.R. Berkley Corp.	322,000	8,526,560
Willis Group Holdings, Ltd. (United Kingdom)	349,600	8,656,096
		42,772,490

Investment banking/Brokerage (3.5%)
Ameriprise Financial, Inc.	258,062	5,199,949
Eaton Vance Corp.	175,500	3,359,070
State Street Corp.	322,500	7,504,575
		16,063,594

Machinery (1.0%)
Kennametal, Inc.	277,300	4,447,892
		4,447,892

Manufacturing (1.3%)
General Cable Corp. (NON)	365,900	6,022,714
		6,022,714

Media (0.9%)
Interpublic Group of Companies, Inc. (The) (NON)	1,196,100	3,983,013
		3,983,013

Medical technology (2.1%)
Boston Scientific Corp. (NON)	628,900	5,578,343
Hologic, Inc. (NON)	357,300	4,212,567
		9,790,910

Metals (3.1%)
Freeport-McMoRan Copper & Gold, Inc. Class B	145,000	3,645,300
Nucor Corp.	48,400	1,974,236
Steel Dynamics, Inc.	825,400	8,765,748
		14,385,284

Natural gas utilities (2.8%)
National Fuel Gas Co.	233,500	6,995,660
Questar Corp.	167,600	5,695,048
		12,690,708

Oil and gas (3.9%)
Cabot Oil & Gas Corp. Class A	244,300	6,715,807
Frontier Oil Corp.	162,500	2,320,500
Newfield Exploration Co. (NON)	332,100	6,372,999
Pioneer Natural Resources Co.	163,700	2,396,568
		17,805,874

Pharmaceuticals (1.5%)
Sepracor, Inc. (NON)	440,800	6,700,160
		6,700,160

Real estate (3.7%)
Annaly Capital Management, Inc. (R)	624,990	9,462,349
Boston Properties, Inc. (R)	77,400	3,351,420
ProLogis Trust (R)	162,100	1,622,621
Simon Property Group, Inc. (R)	64,600	2,776,508
		17,212,898

Retail (7.8%)
Abercrombie & Fitch Co. Class A	429,400	7,664,790

BJ's Wholesale Club, Inc. (NON)	245,311	7,035,519
Gap, Inc. (The)	624,800	7,047,744
OfficeMax, Inc.	677,500	3,733,025
Ross Stores, Inc.	198,900	5,851,638
Sally Beauty Holdings, Inc. (NON)	955,895	4,521,383
		35,854,099

Schools (0.8%)
Apollo Group, Inc. Class A (NON)	47,200	3,844,912
		3,844,912

Semiconductor (3.7%)
Atmel Corp. (NON)	3,032,000	10,126,880
Maxim Integrated Products, Inc.	510,500	6,753,915
		16,880,795

Shipping (1.8%)
Con-way, Inc.	230,780	5,084,083
DryShips, Inc. (Greece)	470,800	3,121,404
		8,205,487

Software (2.6%)
Amdocs, Ltd. (Guernsey) (NON)	255,200	4,317,984
McAfee, Inc. (NON)	256,620	7,824,344
		12,142,328

Technology services (0.7%)
Expedia, Inc. (NON)	337,200	3,011,196
		3,011,196

Toys (1.2%)
Mattel, Inc.	391,600	5,556,803
		5,556,803

Total common stocks (cost $534,484,079)		$432,594,965

SHORT-TERM INVESTMENTS (4.6%)(a)
	Shares	Value

Federated Prime Obligations Fund	21,133,967	$21,133,967

Total short-term investments (cost $21,133,967)		$21,133,967

TOTAL INVESTMENTS

Total investments (cost $555,618,046)(b)		$453,728,932

NOTES

(a) Percentages indicated are based on net assets of $459,921,092.

(b) The aggregate identified cost on a tax basis is $558,444,251, resulting in gross unrealized appreciation and depreciation of $24,447,577 and $129,162,896, respectively, or net unrealized depreciation of $104,715,319.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $359,640 for the period ended January 31, 2009. During the period ended January 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $210,342,624 and $234,730,329, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$453,728,932	$--

Level 2	--	--

Level 3	--	--

Total	$453,728,932	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009